Maturity of Financial Assets and Liabilities (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Maturity of Financial Assets and Liabilities [Abstract]
Debt financial instruments	$ 1,729	$ 894
Interbank loans	2	1
Loans and account receivable	1,149,989	1,153,266
Subordinated bond	$ 1,813,938	$ 1,733,869